Employee Benefit Plans (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock option plan	2,553,600
Combined voting power minimum	10.00%
Share based compensation share pricing term fair market value percentage minimum	110.00%
Share based compensation	$ 0	$ 0
Future stock options grants	633,600
Employee Stock Purchase Plan [Member]
Employee stock purchase plan payroll deduction plan	15.00%
Common stock purchase price as a percentage of fair value	85.00%
Shares purchased under the plan	7,440
Profit-Sharing Plan [Member]
Contributions to the plan charged to expense	$ 79,576	$ 88,001